Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,661	$ 1,964
Restricted cash	150	131
Prepaid expenses and other receivables	170	213
Trade receivables	73	83
Total current assets	2,054	2,391
NON-CURRENT ASSETS:
Property, plant and equipment, net	7,793	9,189
Operating lease right-of-use assets	1,779	1,868
Total non-current assets	9,572	11,057
Total assets	11,626	13,448
CURRENT LIABILITIES:
Trade payables	407	376
Operating lease liabilities	329	424
Other payables	849	1,006
Total current liabilities	1,585	1,806
NON-CURRENT LIABILITIES:
Warrants liability		3
Loan from others	294	260
Non-current operating lease liabilities	1,644	1,402
Total non-current liabilities	1,938	1,665
CONTINGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares, value
Preferred shares, value	5,627	5,627
Additional paid-in capital	130,062	123,629
Accumulated deficit	(125,846)	(117,539)
Accumulated other comprehensive loss	(1,740)	(1,740)
Total shareholders’ equity	8,103	9,977
Total liabilities and shareholders’ equity	$ 11,626	$ 13,448